DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. During fiscal years 2021 and 2022, the Company issued convertible debentures, which if converted into common stock, can potentially exceed the current number of available authorized shares of the Company (see Note 12). Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2022, and 2021, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At December 31, 2022	Issued During 2022	At December 31, 2021

Stock Price	$-	$0.0168	$0.0052
Exercise Price	$-	$0.0082	$0.0039
Expected Life (Years)	-	1.00	0.74
Volatility	-%	132%	95%
Dividend Yield	-%	0%	0%
Risk-Free Interest Rate	-%	2.16%	0.39%

Fair value:
Conversion feature	$-	$680,000	$2,121,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

The derivative liability balance was $361,152 at December 31, 2020. During the year ended December 31, 2021, the Company recognized derivative liabilities of $3,982,000 upon issuance of additional secured convertible debentures (see Note 9). The derivative liability balance was decreased by $550,152, representing the change in the fair value of the derivative liability from the respective prior period recorded as a component of other expenses, and a reduction of $1,672,000 recorded as a component of the loss on extinguishment of debt included in other expenses in the accompanying consolidated statements of operations, leaving a derivative liability balance of $2,121,000 at December 31, 2021.

As discussed in Note 9, during the year ended December 31, 2022, the Company recognized derivative liabilities of $680,000 upon issuance of additional secured convertible debentures, and the Company converted $3,500,000 of convertible notes. At issuance it was determined that the conversion feature of these notes contained a conversion feature that resulted in a derivative liability, the fair value of which was $2,121,000 at December 31, 2021. These convertible notes were converted to common shares during the period. As such, prior to conversion the Company revalued the derivatives to their fair value at the date of extinguishment of $4,324,000, resulting in change in fair value of $1,523,000. The Company removed the fair value of derivative of $4,324,000 at date of extinguishment, which has been included in the net loss on extinguishment, leaving no derivative liabilities at December 31, 2022.